Related-party transactions - Management Service Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Amount paid under agreement	$ 78
Management Service Agreements
Disclosure of transactions between related parties [line items]
Amount paid under agreement		$ 37
Lump sum amount paid	$ 2,400